Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Acquisition related contingent consideration liabilities	$ 180.9	$ 11.2
Long-term pension liability	48.5	44.3
Long-term severance liabilities	27.4	5.9
Litigation-related reserves	24.3	65.9
Other long-term liabilities	45.1	35.3
Total other long-term liabilities	$ 326.2	$ 162.6